UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06698

DWS Equity 500 Index Portfolio
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2013 (Unaudited)

DWS Equity 500 Index Portfolio
	Shares	Value ($)
Common Stocks 97.4%
Consumer Discretionary 12.2%
Auto Components 0.4%
BorgWarner, Inc. (a)	13,637	1,382,655
Delphi Automotive PLC	34,445	2,012,277
Goodyear Tire & Rubber Co.*	29,321	658,257
Johnson Controls, Inc.	83,210	3,453,215

		7,506,404
Automobiles 0.8%
Ford Motor Co.	479,413	8,087,697
General Motors Co.*	114,622	4,122,954
Harley-Davidson, Inc. (a)	26,837	1,724,009

		13,934,660
Distributors 0.1%
Genuine Parts Co. (a)	18,854	1,525,100
Diversified Consumer Services 0.1%
H&R Block, Inc.	33,017	880,233
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	52,946	1,728,157
Chipotle Mexican Grill, Inc.*	3,765	1,614,056
Darden Restaurants, Inc. (a)	16,174	748,694
International Game Technology	32,730	619,579
Marriott International, Inc. "A"	27,531	1,157,954
McDonald's Corp.	121,283	11,668,637
Starbucks Corp.	91,409	7,035,751
Starwood Hotels & Resorts Worldwide, Inc.	23,778	1,580,048
Wyndham Worldwide Corp.	16,517	1,007,042
Wynn Resorts Ltd.	9,951	1,572,358
Yum! Brands, Inc.	54,121	3,863,698

		32,595,974
Household Durables 0.3%
D.R. Horton, Inc. (a)	33,409	649,137
Garmin Ltd. (a)	15,091	681,962
Harman International Industries, Inc. (a)	8,298	549,577
Leggett & Platt, Inc. (a)	18,037	543,816
Lennar Corp. "A" (a)	20,622	730,019
Newell Rubbermaid, Inc.	34,889	959,447
PulteGroup, Inc.	42,757	705,490
Whirlpool Corp.	9,459	1,385,176

		6,204,624
Internet & Catalog Retail 1.3%
Amazon.com, Inc.*	44,997	14,067,862
Expedia, Inc. (a)	13,110	678,967
Netflix, Inc.*	7,215	2,230,950
Priceline.com, Inc.*	6,232	6,300,241
TripAdvisor, Inc.* (a)	13,281	1,007,231

		24,285,251
Leisure Equipment & Products 0.1%
Hasbro, Inc.	13,532	637,898
Mattel, Inc.	42,432	1,776,204

		2,414,102
Media 3.6%
Cablevision Systems Corp. (New York Group) "A" (a)	25,660	432,114
CBS Corp. "B"	68,413	3,773,661
Comcast Corp. "A"	317,798	14,348,580
DIRECTV*	62,071	3,708,742
Discovery Communications, Inc. "A"* (a)	28,028	2,366,124
Gannett Co., Inc. (a)	26,752	716,686
Interpublic Group of Companies, Inc.	51,856	890,886
News Corp. "A"* (a)	61,022	980,013
Omnicom Group, Inc. (a)	31,495	1,998,043
Scripps Networks Interactive "A"	13,309	1,039,566
Time Warner Cable, Inc.	34,711	3,873,748
Time Warner, Inc.	111,763	7,355,123
Twenty-First Century Fox, Inc.	241,388	8,086,498
Viacom, Inc. "B"	52,759	4,409,597
Walt Disney Co. (a)	201,889	13,019,822
Washington Post Co. "B"	551	336,854

		67,336,057
Multiline Retail 0.7%
Dollar General Corp.*	36,179	2,042,666
Dollar Tree, Inc.*	26,777	1,530,573
Family Dollar Stores, Inc.	11,806	850,268
J.C. Penney Co., Inc.* (a)	37,004	326,375
Kohl's Corp. (a)	24,831	1,285,004
Macy's, Inc.	45,684	1,976,747
Nordstrom, Inc. (a)	17,589	988,502
Target Corp. (a)	76,728	4,909,058

		13,909,193
Specialty Retail 2.3%
Abercrombie & Fitch Co. "A" (a)	8,688	307,294
AutoNation, Inc.*	7,870	410,578
AutoZone, Inc.*	4,292	1,814,357
Bed Bath & Beyond, Inc.* (a)	26,730	2,067,833
Best Buy Co., Inc.	32,639	1,223,962
CarMax, Inc.*	27,158	1,316,348
GameStop Corp. "A" (a)	13,707	680,552
Home Depot, Inc.	174,088	13,204,575
L Brands, Inc. (a)	29,211	1,784,792
Lowe's Companies, Inc.	127,937	6,091,081
O'Reilly Automotive, Inc.*	13,251	1,690,695
PetSmart, Inc. (a)	12,437	948,446
Ross Stores, Inc.	25,995	1,892,436
Staples, Inc. (a)	81,114	1,188,320
The Gap, Inc.	33,592	1,353,086
Tiffany & Co.	13,445	1,030,156
TJX Companies, Inc.	86,972	4,904,351
Urban Outfitters, Inc.*	13,636	501,396

		42,410,258
Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc. (a)	34,610	1,887,283
Fossil Group, Inc.*	6,104	709,529
NIKE, Inc. "B"	90,959	6,607,262
PVH Corp.	9,726	1,154,379
Ralph Lauren Corp.	7,292	1,201,211
VF Corp. (a)	10,785	2,146,754

		13,706,418
Consumer Staples 9.8%
Beverages 2.2%
Beam, Inc.	19,602	1,267,269
Brown-Forman Corp. "B" (a)	19,708	1,342,706
Coca-Cola Co.	463,209	17,546,357
Coca-Cola Enterprises, Inc.	29,873	1,201,193
Constellation Brands, Inc. "A"*	20,195	1,159,193
Dr. Pepper Snapple Group, Inc. (a)	25,234	1,130,988
Molson Coors Brewing Co. "B" (a)	19,117	958,335
Monster Beverage Corp.*	16,500	862,125
PepsiCo, Inc.	187,361	14,895,200

		40,363,366
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	53,054	6,107,576
CVS Caremark Corp.	149,049	8,458,531
Kroger Co.	63,631	2,566,875
Safeway, Inc. (a)	30,111	963,251
Sysco Corp. (a)	70,642	2,248,535
Wal-Mart Stores, Inc.	197,674	14,619,969
Walgreen Co.	105,784	5,691,179
Whole Foods Market, Inc.	45,292	2,649,582

		43,305,498
Food Products 1.5%
Archer-Daniels-Midland Co.	80,088	2,950,442
Campbell Soup Co. (a)	22,244	905,553
ConAgra Foods, Inc.	50,634	1,536,236
General Mills, Inc.	77,839	3,730,045
Hormel Foods Corp. (a)	15,866	668,276
Kellogg Co. (a)	31,626	1,857,395
Kraft Foods Group, Inc.	72,708	3,812,808
McCormick & Co., Inc. (a)	15,685	1,014,820
Mead Johnson Nutrition Co.	24,748	1,837,786
Mondelez International, Inc. "A"	216,427	6,800,136
The Hershey Co.	17,874	1,653,345
The JM Smucker Co.	12,784	1,342,831
Tyson Foods, Inc. "A"	34,241	968,335

		29,078,008
Household Products 2.0%
Clorox Co. (a)	15,667	1,280,307
Colgate-Palmolive Co.	107,304	6,363,127
Kimberly-Clark Corp. (a)	46,393	4,371,149
Procter & Gamble Co.	332,873	25,161,870

		37,176,453
Personal Products 0.2%
Avon Products, Inc.	52,610	1,083,766
Estee Lauder Companies, Inc. "A"	31,185	2,179,831

		3,263,597
Tobacco 1.6%
Altria Group, Inc.	243,515	8,364,740
Lorillard, Inc. (a)	45,399	2,032,967
Philip Morris International, Inc.	196,652	17,028,097
Reynolds American, Inc. (a)	38,601	1,882,957

		29,308,761
Energy 10.2%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	53,474	2,625,573
Cameron International Corp.*	29,803	1,739,601
Diamond Offshore Drilling, Inc. (a)	8,618	537,074
Ensco PLC "A"	28,726	1,544,023
FMC Technologies, Inc.*	28,325	1,569,771
Halliburton Co.	102,725	4,946,209
Helmerich & Payne, Inc. (a)	12,848	885,870
Nabors Industries Ltd.	31,364	503,706
National Oilwell Varco, Inc. (a)	51,659	4,035,084
Noble Corp.	31,414	1,186,507
Rowan Companies PLC "A"*	15,652	574,741
Schlumberger Ltd.	160,753	14,204,135

		34,352,294
Oil, Gas & Consumable Fuels 8.4%
Anadarko Petroleum Corp.	61,018	5,674,064
Apache Corp. (a)	49,020	4,173,563
Cabot Oil & Gas Corp.	51,584	1,925,115
Chesapeake Energy Corp. (a)	61,417	1,589,472
Chevron Corp.	234,712	28,517,508
ConocoPhillips (a)	148,552	10,325,850
CONSOL Energy, Inc.	27,510	925,711
Denbury Resources, Inc.*	43,817	806,671
Devon Energy Corp.	46,740	2,699,702
EOG Resources, Inc.	33,074	5,598,767
EQT Corp.	18,082	1,604,235
Exxon Mobil Corp.	534,792	46,013,504
Hess Corp.	35,053	2,710,999
Kinder Morgan, Inc.	81,811	2,910,017
Marathon Oil Corp.	86,253	3,008,505
Marathon Petroleum Corp.	38,059	2,447,955
Murphy Oil Corp.	21,315	1,285,721
Newfield Exploration Co.*	16,308	446,350
Noble Energy, Inc.	43,622	2,923,110
Occidental Petroleum Corp.	97,873	9,155,040
Peabody Energy Corp.	32,465	560,021
Phillips 66	74,316	4,296,951
Pioneer Natural Resources Co. (a)	16,824	3,176,371
QEP Resources, Inc.	22,210	614,995
Range Resources Corp.	19,924	1,512,032
Southwestern Energy Co.*	42,945	1,562,339
Spectra Energy Corp.	81,191	2,779,168
Tesoro Corp.	16,768	737,457
Valero Energy Corp.	65,164	2,225,351
Williams Companies, Inc.	82,980	3,017,153
WPX Energy, Inc.* (a)	25,444	490,051

		155,713,748
Financials 15.8%
Capital Markets 2.1%
Ameriprise Financial, Inc.	24,267	2,210,238
Bank of New York Mellon Corp. (a)	139,944	4,224,909
BlackRock, Inc.	15,216	4,117,754
Charles Schwab Corp.	140,812	2,976,766
E*TRADE Financial Corp.*	35,335	583,027
Franklin Resources, Inc.	49,580	2,506,269
Invesco Ltd.	53,030	1,691,657
Legg Mason, Inc. (a)	13,670	457,125
Morgan Stanley	168,526	4,541,776
Northern Trust Corp.	26,933	1,464,886
State Street Corp.	54,297	3,570,028
T. Rowe Price Group, Inc.	31,793	2,286,870
The Goldman Sachs Group, Inc.	50,747	8,028,683

		38,659,988
Commercial Banks 2.7%
BB&T Corp. (a)	85,237	2,876,749
Comerica, Inc. (a)	22,188	872,210
Fifth Third Bancorp.	107,840	1,945,434
Huntington Bancshares, Inc. (a)	102,531	846,906
KeyCorp	112,516	1,282,682
M&T Bank Corp. (a)	15,782	1,766,321
PNC Financial Services Group, Inc.	64,929	4,704,106
Regions Financial Corp.	166,864	1,545,161
SunTrust Banks, Inc.	65,168	2,112,746
U.S. Bancorp.	223,353	8,170,253
Wells Fargo & Co.	587,177	24,262,154
Zions Bancorp. (a)	22,659	621,310

		51,006,032
Consumer Finance 0.9%
American Express Co.	112,673	8,509,065
Capital One Financial Corp.	71,488	4,914,085
Discover Financial Services	58,650	2,964,171
SLM Corp.	54,025	1,345,223

		17,732,544
Diversified Financial Services 5.1%
Bank of America Corp.	1,305,237	18,012,271
Berkshire Hathaway, Inc. "B"*	218,649	24,818,848
Citigroup, Inc.	369,546	17,926,676
CME Group, Inc.	37,948	2,803,598
IntercontinentalExchange, Inc.* (a)	8,795	1,595,589
JPMorgan Chase & Co.	457,301	23,637,889
Leucadia National Corp.	38,421	1,046,588
McGraw Hill Financial, Inc.	33,542	2,200,020
Moody's Corp. (a)	23,377	1,644,104
NYSE Euronext	30,122	1,264,522
The NASDAQ OMX Group, Inc.	13,332	427,824

		95,377,929
Insurance 3.0%
ACE Ltd.	41,602	3,892,283
Aflac, Inc.	56,133	3,479,685
Allstate Corp.	56,101	2,835,905
American International Group, Inc.	179,391	8,723,784
Aon PLC (a)	36,974	2,752,344
Assurant, Inc. (a)	9,539	516,060
Chubb Corp. (a)	31,030	2,769,738
Cincinnati Financial Corp. (a)	17,856	842,089
Genworth Financial, Inc. "A"*	61,781	790,179
Hartford Financial Services Group, Inc. (a)	56,217	1,749,473
Lincoln National Corp. (a)	31,713	1,331,629
Loews Corp.	36,684	1,714,610
Marsh & McLennan Companies, Inc.	66,247	2,885,057
MetLife, Inc.	136,134	6,391,491
Principal Financial Group, Inc.	33,268	1,424,536
Progressive Corp. (a)	66,907	1,821,878
Prudential Financial, Inc.	56,375	4,396,122
The Travelers Companies, Inc.	45,332	3,842,794
Torchmark Corp. (a)	11,394	824,356
Unum Group (a)	32,655	994,018
XL Group PLC	34,096	1,050,839

		55,028,870
Real Estate Investment Trusts 1.9%
American Tower Corp. (REIT)	47,721	3,537,558
Apartment Investment & Management Co. "A" (REIT)	18,457	515,689
AvalonBay Communities, Inc. (REIT)	14,673	1,864,792
Boston Properties, Inc. (REIT)	18,707	1,999,778
Equity Residential (REIT)	40,792	2,185,227
HCP, Inc. (REIT)	54,825	2,245,084
Health Care REIT, Inc. (REIT) (a)	34,599	2,158,286
Host Hotels & Resorts, Inc. (REIT) (a)	90,987	1,607,740
Kimco Realty Corp. (REIT)	50,494	1,018,969
Plum Creek Timber Co., Inc. (REIT) (a)	19,804	927,421
Prologis, Inc. (REIT)	61,224	2,303,247
Public Storage (REIT)	17,537	2,815,565
Simon Property Group, Inc. (REIT)	37,668	5,583,528
The Macerich Co. (REIT)	16,641	939,218
Ventas, Inc. (REIT)	35,725	2,197,087
Vornado Realty Trust (REIT)	21,037	1,768,370
Weyerhaeuser Co. (REIT)	71,175	2,037,740

		35,705,299
Real Estate Management & Development 0.0%
CBRE Group, Inc. "A"*	34,075	788,155
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	56,831	514,320
People's United Financial, Inc. (a)	38,323	551,085

		1,065,405
Health Care 12.7%
Biotechnology 2.4%
Alexion Pharmaceuticals, Inc.*	23,590	2,740,214
Amgen, Inc.	91,375	10,228,518
Biogen Idec, Inc.*	28,870	6,950,741
Celgene Corp.*	50,042	7,702,965
Gilead Sciences, Inc.* (a)	185,801	11,675,735
Regeneron Pharmaceuticals, Inc.* (a)	9,446	2,955,370
Vertex Pharmaceuticals, Inc.*	28,400	2,153,288

		44,406,831
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	188,838	6,267,533
Baxter International, Inc.	66,269	4,353,211
Becton, Dickinson & Co. (a)	23,485	2,348,970
Boston Scientific Corp.*	163,385	1,918,140
C.R. Bard, Inc. (a)	9,593	1,105,114
CareFusion Corp.*	26,270	969,363
Covidien PLC	55,983	3,411,604
DENTSPLY International, Inc. (a)	17,899	776,996
Edwards Lifesciences Corp.*	13,539	942,721
Intuitive Surgical, Inc.*	4,723	1,777,123
Medtronic, Inc.	121,272	6,457,734
St. Jude Medical, Inc. (a)	34,743	1,863,614
Stryker Corp. (a)	35,926	2,428,238
Varian Medical Systems, Inc.*	12,937	966,782
Zimmer Holdings, Inc. (a)	20,718	1,701,776

		37,288,919
Health Care Providers & Services 2.0%
Aetna, Inc.	45,207	2,894,152
AmerisourceBergen Corp.	28,418	1,736,340
Cardinal Health, Inc.	41,690	2,174,133
CIGNA Corp. (a)	34,316	2,637,528
DaVita HealthCare Partners, Inc.*	21,530	1,225,057
Express Scripts Holding Co.*	98,845	6,106,644
Humana, Inc.	19,181	1,790,163
Laboratory Corp. of America Holdings* (a)	10,725	1,063,277
McKesson Corp.	27,782	3,564,431
Patterson Companies, Inc. (a)	10,332	415,346
Quest Diagnostics, Inc. (a)	18,304	1,131,004
Tenet Healthcare Corp.* (a)	11,886	489,584
UnitedHealth Group, Inc.	123,482	8,842,546
WellPoint, Inc.	36,100	3,018,321

		37,088,526
Health Care Technology 0.1%
Cerner Corp.* (a)	35,604	1,870,990
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	40,325	2,066,656
Life Technologies Corp.*	21,170	1,584,151
PerkinElmer, Inc.	13,540	511,135
Thermo Fisher Scientific, Inc. (a)	43,752	4,031,747
Waters Corp.*	10,231	1,086,635

		9,280,324
Pharmaceuticals 5.7%
AbbVie, Inc.	192,557	8,613,075
Actavis, Inc.*	21,061	3,032,784
Allergan, Inc.	35,784	3,236,663
Bristol-Myers Squibb Co.	199,645	9,239,571
Eli Lilly & Co.	120,552	6,067,382
Forest Laboratories, Inc.*	29,103	1,245,317
Hospira, Inc.* (a)	20,340	797,735
Johnson & Johnson	342,522	29,693,232
Merck & Co., Inc.	355,530	16,926,783
Mylan, Inc.*	46,797	1,786,241
Perrigo Co. (a)	11,390	1,405,298
Pfizer, Inc.	804,463	23,096,133
Zoetis, Inc.	61,355	1,909,368

		107,049,582
Industrials 10.4%
Aerospace & Defense 2.6%
Boeing Co.	84,464	9,924,520
General Dynamics Corp.	40,541	3,548,148
Honeywell International, Inc.	95,259	7,910,307
L-3 Communications Holdings, Inc.	11,122	1,051,029
Lockheed Martin Corp. (a)	32,775	4,180,451
Northrop Grumman Corp.	27,799	2,648,133
Precision Castparts Corp.	17,716	4,025,784
Raytheon Co. (a)	38,900	2,998,023
Rockwell Collins, Inc. (a)	16,660	1,130,548
Textron, Inc. (a)	34,105	941,639
United Technologies Corp.	102,532	11,055,000

		49,413,582
Air Freight & Logistics 0.8%
C.H. Robinson Worldwide, Inc. (a)	19,297	1,149,329
Expeditors International of Washington, Inc.	24,955	1,099,517
FedEx Corp.	36,280	4,139,911
United Parcel Service, Inc. "B"	87,810	8,023,200

		14,411,957
Airlines 0.2%
Delta Air Lines, Inc.	103,813	2,448,949
Southwest Airlines Co.	84,931	1,236,595

		3,685,544
Building Products 0.0%
Masco Corp.	42,332	900,825
Commercial Services & Supplies 0.5%
ADT Corp. (a)	24,293	987,754
Cintas Corp. (a)	12,640	647,168
Iron Mountain, Inc. (a)	20,953	566,150
Pitney Bowes, Inc. (a)	25,102	456,605
Republic Services, Inc.	32,756	1,092,740
Stericycle, Inc.* (a)	10,320	1,190,928
Tyco International Ltd.	56,958	1,992,391
Waste Management, Inc. (a)	52,818	2,178,214

		9,111,950
Construction & Engineering 0.2%
Fluor Corp. (a)	20,163	1,430,766
Jacobs Engineering Group, Inc.*	15,548	904,583
Quanta Services, Inc.*	25,755	708,520

		3,043,869
Electrical Equipment 0.8%
AMETEK, Inc.	29,700	1,366,794
Eaton Corp. PLC	57,628	3,967,111
Emerson Electric Co.	87,234	5,644,040
Rockwell Automation, Inc.	16,641	1,779,589
Roper Industries, Inc.	11,864	1,576,370

		14,333,904
Industrial Conglomerates 2.4%
3M Co.	78,978	9,430,763
Danaher Corp.	72,764	5,044,001
General Electric Co.	1,237,308	29,559,288

		44,034,052
Machinery 1.7%
Caterpillar, Inc.	77,348	6,448,503
Cummins, Inc.	21,162	2,811,795
Deere & Co. (a)	46,549	3,788,623
Dover Corp. (a)	20,589	1,849,510
Flowserve Corp. (a)	17,049	1,063,687
Illinois Tool Works, Inc. (a)	50,146	3,824,635
Ingersoll-Rand PLC	33,008	2,143,539
Joy Global, Inc. (a)	13,277	677,658
PACCAR, Inc. (a)	42,519	2,366,608
Pall Corp. (a)	13,271	1,022,398
Parker Hannifin Corp.	17,887	1,944,675
Pentair Ltd. (Registered)	24,234	1,573,756
Snap-on, Inc.	7,011	697,594
Stanley Black & Decker, Inc. (a)	19,619	1,776,893
Xylem, Inc.	22,648	632,559

		32,622,433
Professional Services 0.1%
Dun & Bradstreet Corp. (a)	4,632	481,033
Equifax, Inc.	15,058	901,221
Nielsen Holdings NV (a)	25,715	937,312
Robert Half International, Inc.	16,397	639,975

		2,959,541
Road & Rail 0.9%
CSX Corp. (a)	124,443	3,203,163
Kansas City Southern	13,163	1,439,506
Norfolk Southern Corp.	37,630	2,910,680
Ryder System, Inc.	6,207	370,558
Union Pacific Corp.	56,488	8,774,846

		16,698,753
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	33,265	1,671,566
W.W. Grainger, Inc. (a)	7,555	1,977,219

		3,648,785
Information Technology 17.4%
Communications Equipment 1.8%
Cisco Systems, Inc.	651,387	15,255,484
F5 Networks, Inc.*	9,678	829,985
Harris Corp.	13,100	776,830
JDS Uniphase Corp.*	28,291	416,161
Juniper Networks, Inc.*	62,779	1,246,791
Motorola Solutions, Inc. (a)	28,690	1,703,612
QUALCOMM, Inc.	208,373	14,036,005

		34,264,868
Computers & Peripherals 3.9%
Apple, Inc.	110,363	52,615,560
Dell, Inc.	177,079	2,438,378
EMC Corp.	252,707	6,459,191
Hewlett-Packard Co.	233,451	4,897,802
NetApp, Inc. (a)	41,708	1,777,595
SanDisk Corp.	28,867	1,717,875
Seagate Technology PLC	37,693	1,648,692
Western Digital Corp.	25,722	1,630,775

		73,185,868
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. "A"	19,633	1,519,201
Corning, Inc.	177,176	2,584,998
FLIR Systems, Inc.	16,668	523,375
Jabil Circuit, Inc.	22,098	479,085
Molex, Inc.	17,038	656,304
TE Connectivity Ltd.	50,054	2,591,796

		8,354,759
Internet Software & Services 2.3%
Akamai Technologies, Inc.* (a)	21,699	1,121,838
eBay, Inc.*	141,643	7,902,263
Google, Inc. "A"*	34,028	29,805,465
VeriSign, Inc.* (a)	16,451	837,191
Yahoo!, Inc.*	114,847	3,808,327

		43,475,084
IT Services 3.5%
Accenture PLC "A"	78,410	5,774,112
Automatic Data Processing, Inc. (a)	58,741	4,251,674
Cognizant Technology Solutions Corp. "A"*	36,607	3,006,167
Computer Sciences Corp.	17,623	911,814
Fidelity National Information Services, Inc.	36,005	1,672,072
Fiserv, Inc.*	15,808	1,597,398
International Business Machines Corp.	125,099	23,165,833
MasterCard, Inc. "A"	12,631	8,497,884
Paychex, Inc. (a)	39,118	1,589,756
Teradata Corp.* (a)	20,192	1,119,444
Total System Services, Inc.	19,401	570,777
Visa, Inc. "A" (a)	62,708	11,983,499
Western Union Co. (a)	66,169	1,234,714

		65,375,144
Office Electronics 0.1%
Xerox Corp.	140,335	1,444,047
Semiconductors & Semiconductor Equipment 2.0%
Altera Corp.	38,484	1,430,066
Analog Devices, Inc.	37,781	1,777,596
Applied Materials, Inc.	144,882	2,541,230
Broadcom Corp. "A"	66,894	1,739,913
First Solar, Inc.* (a)	8,555	343,997
Intel Corp. (a)	605,005	13,866,715
KLA-Tencor Corp. (a)	20,585	1,252,597
Lam Research Corp.*	19,690	1,007,931
Linear Technology Corp.	27,787	1,102,032
LSI Corp.	69,361	542,403
Microchip Technology, Inc. (a)	23,858	961,239
Micron Technology, Inc.*	127,401	2,225,696
NVIDIA Corp.	70,482	1,096,700
Teradyne, Inc.* (a)	24,047	397,256
Texas Instruments, Inc.	133,553	5,378,179
Xilinx, Inc. (a)	32,891	1,541,272

		37,204,822
Software 3.3%
Adobe Systems, Inc.*	56,833	2,951,906
Autodesk, Inc.*	26,772	1,102,203
CA, Inc. (a)	39,225	1,163,806
Citrix Systems, Inc.*	22,937	1,619,582
Electronic Arts, Inc.*	36,794	940,087
Intuit, Inc.	36,110	2,394,454
Microsoft Corp.	921,346	30,690,035
Oracle Corp.	433,318	14,373,158
Red Hat, Inc.*	22,871	1,055,268
Salesforce.com, Inc.* (a)	66,888	3,472,156
Symantec Corp.	84,196	2,083,851

		61,846,506
Materials 3.4%
Chemicals 2.5%
Air Products & Chemicals, Inc. (a)	25,695	2,738,316
Airgas, Inc.	7,815	828,781
CF Industries Holdings, Inc.	6,937	1,462,528
Dow Chemical Co.	146,639	5,630,938
E.I. du Pont de Nemours & Co.	112,552	6,591,045
Eastman Chemical Co.	18,763	1,461,638
Ecolab, Inc.	32,962	3,255,327
FMC Corp. (a)	16,954	1,215,941
International Flavors & Fragrances, Inc.	10,133	833,946
LyondellBasell Industries NV "A"	54,472	3,988,985
Monsanto Co.	64,788	6,761,923
PPG Industries, Inc.	17,329	2,894,983
Praxair, Inc.	35,744	4,296,786
Sigma-Aldrich Corp. (a)	14,334	1,222,690
The Mosaic Co.	41,365	1,779,522
The Sherwin-Williams Co.	10,569	1,925,460

		46,888,809
Construction Materials 0.1%
Vulcan Materials Co. (a)	15,496	802,848
Containers & Packaging 0.2%
Avery Dennison Corp.	12,473	542,825
Ball Corp.	17,690	793,927
Bemis Co., Inc. (a)	12,797	499,211
MeadWestvaco Corp.	21,669	831,656
Owens-Illinois, Inc.*	20,029	601,271
Sealed Air Corp.	23,705	644,539

		3,913,429
Metals & Mining 0.5%
Alcoa, Inc. (a)	131,299	1,066,148
Allegheny Technologies, Inc. (a)	13,163	401,735
Cliffs Natural Resources, Inc. (a)	19,767	405,223
Freeport-McMoRan Copper & Gold, Inc. (a)	125,631	4,155,873
Newmont Mining Corp.	59,697	1,677,486
Nucor Corp. (a)	38,947	1,909,182
United States Steel Corp. (a)	18,418	379,227

		9,994,874
Paper & Forest Products 0.1%
International Paper Co.	54,748	2,452,710
Telecommunication Services 2.4%
Diversified Telecommunication Services 2.2%
AT&T, Inc. (a)	645,137	21,818,533
CenturyLink, Inc. (a)	72,677	2,280,604
Frontier Communications Corp. (a)	119,779	499,479
Verizon Communications, Inc. (a)	347,700	16,223,682
Windstream Holdings, Inc. (a)	72,553	580,424

		41,402,722
Wireless Telecommunication Services 0.2%
Crown Castle International Corp.*	35,384	2,584,094
Utilities 3.1%
Electric Utilities 1.7%
American Electric Power Co., Inc.	58,342	2,529,126
Duke Energy Corp. (a)	85,572	5,714,498
Edison International	39,166	1,803,986
Entergy Corp. (a)	21,627	1,366,610
Exelon Corp. (a)	104,379	3,093,794
FirstEnergy Corp. (a)	51,500	1,877,175
NextEra Energy, Inc.	51,387	4,119,182
Northeast Utilities	38,763	1,598,974
Pepco Holdings, Inc. (a)	31,416	579,939
Pinnacle West Capital Corp.	13,678	748,734
PPL Corp. (a)	77,556	2,356,151
Southern Co. (a)	104,894	4,319,535
Xcel Energy, Inc.	60,433	1,668,555

		31,776,259
Gas Utilities 0.1%
AGL Resources, Inc.	14,255	656,157
ONEOK, Inc. (a)	24,674	1,315,618

		1,971,775
Independent Power Producers & Energy Traders 0.1%
AES Corp.	76,404	1,015,409
NRG Energy, Inc. (a)	38,514	1,052,588

		2,067,997
Multi-Utilities 1.2%
Ameren Corp.	29,794	1,038,023
CenterPoint Energy, Inc. (a)	53,215	1,275,564
CMS Energy Corp. (a)	33,267	875,587
Consolidated Edison, Inc. (a)	35,914	1,980,298
Dominion Resources, Inc. (a)	70,624	4,412,587
DTE Energy Co.	21,513	1,419,428
Integrys Energy Group, Inc.	10,088	563,818
NiSource, Inc.	37,313	1,152,599
PG&E Corp.	54,173	2,216,759
Public Service Enterprise Group, Inc.	62,145	2,046,435
SCANA Corp. (a)	16,895	777,846
Sempra Energy (a)	27,578	2,360,677
TECO Energy, Inc. (a)	25,780	426,401
Wisconsin Energy Corp. (a)	25,977	1,048,951

		21,594,973

Total Common Stocks (Cost $1,040,632,054)		1,817,086,176

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.3%
U.S. Treasury Obligation
U.S. Treasury Bill , 0.085%**, 10/17/2013 (b) (Cost $5,214,803)	5,215,000	5,214,937

	Shares	Value ($)
Securities Lending Collateral 15.3%
Daily Assets Fund Institutional, 0.09% (c) (d) (Cost $285,047,262)	285,047,262	285,047,262
Cash Equivalents 2.3%
Central Cash Management Fund, 0.05% (c) (Cost $43,006,990)	43,006,990	43,006,990

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,373,901,109) †	115.3	2,150,355,365
Other Assets and Liabilities, Net	(15.3)	(286,110,103)

Net Assets	100.0	1,864,245,262

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,486,851,214.  At September 30, 2013, net unrealized appreciation for all securities based on tax cost was $663,504,151.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $850,361,950 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $186,857,799.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2013 amounted to $277,817,661, which is 14.9% of net assets.

(b)	At September 30, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At September 30, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

S&P 500 E-Mini Index	USD	12/20/2013	541	45,289,815	(419,047)

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(e)	$1,817,086,176	$—	$—	$1,817,086,176
Government & Agency Obligation	—	5,214,937	—	5,214,937
Short-Term Investments(e)	328,054,252	—	—	328,054,252
Total	$2,145,140,428	$5,214,937	$—	$2,150,355,365
Liabilities
Derivatives(f) Futures Contracts	$(419,047)	$—	$—	$(419,047)
Total	$(419,047)	$—	$—	$(419,047)

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2013 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(419,047)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index Portfolio

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2013